SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Consolidation

Consolidation

The consolidated financial statements include the accounts of NaturalShrimp Incorporated and its wholly-owned subsidiaries, NaturalShrimp USA Corporation, NaturalShrimp Global and NAS, and the 51% ownership of NaturalShrimp/Hydrenesis LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

Preparing financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basic and Diluted Earnings/Loss per Common Share

Basic and Diluted Earnings/Loss per Common Share

Basic and diluted earnings or loss per share (“EPS”) amounts in the consolidated financial statements are computed in accordance with Accounting Standards Codification (“ASC”) 260 - 10 “Earnings per Share”, which establishes the requirements for presenting EPS. Basic EPS is based on the weighted average number of shares of common stock outstanding. Diluted EPS is based on the weighted average number of shares of common stock outstanding and dilutive common stock equivalents. Basic EPS is computed by dividing net income or loss available to common stockholders (numerator) by the weighted average number of shares of common stock outstanding (denominator) during the period. As of March 31, 2024, the Company had 5,000,000 Series A Convertible Preferred Stock which would be converted at the holder’s option into approximately 1,116,482,000 underlying common shares, 1,656 of Series E Redeemable Convertible Preferred shares whose approximately 5,678,000 underlying shares are convertible at the investors’ option at a fixed conversion price of $0.35, 750,000 shares of Series F Preferred Stock which would be converted at the holders’ option into approximately 267,836,000 underlying common shares, 445 of Series G Redeemable Convertible Preferred shares whose approximately 66,750,000 underlying shares are convertible at the investors’ option at a conversion price based on the discounted market price of $0.008 and 18,573,116 warrants outstanding which were not included in the calculation of diluted EPS as their effect would be anti-dilutive. As of March 31, 2023, the Company had 5,000,000 Series A Convertible Preferred Stock which would be converted at the holder’s option into approximately 803,124,000 underlying common shares, 1,500 of Series E Redeemable Convertible Preferred shares whose approximately 5,143,000 underlying shares are convertible at the investors’ option at a fixed conversion price of $0.35 and 170 shares of Series E Redeemable Convertible Preferred shares whose approximately 3,192,000 underlying shares are convertible at the investors’ option at conversion price of 90% of the average of the two lowest market prices over the last 10 days, 750,000 shares of Series F Preferred Stock which would be converted at the holders’ option into approximately 192,750,000 underlying common shares, and 18,573,116 warrants outstanding which were not included in the calculation of diluted EPS as their effect would be anti-dilutive.

Fair Value Measurements

Fair Value Measurements

ASC Topic 820, “Fair Value Measurement”, requires that certain financial instruments be recognized at their fair values at our balance sheet dates. However, other financial instruments, such as debt obligations, are not required to be recognized at their fair values, but GAAP provides an option to elect fair value accounting for these instruments. GAAP requires the disclosure of the fair values of all financial instruments, regardless of whether they are recognized at their fair values or carrying amounts in our balance sheets. For financial instruments recognized at fair value, GAAP requires the disclosure of their fair values by type of instrument, along with other information, including changes in the fair values of certain financial instruments recognized in income or other comprehensive income. For financial instruments not recognized at fair value, the disclosure of their fair values is provided below under Financial Instruments.

Nonfinancial assets, such as property, plant and equipment, and nonfinancial liabilities are recognized at their carrying amounts in the Company’s balance sheets. GAAP does not permit nonfinancial assets and liabilities to be remeasured at their fair values. However, GAAP requires the remeasurement of such assets and liabilities to their fair values upon the occurrence of certain events, such as the impairment of property, plant and equipment. In addition, if such an event occurs, GAAP requires the disclosure of the fair value of the asset or liability along with other information, including the gain or loss recognized in income in the period the remeasurement occurred.

The Company did not have any Level 1 or Level 2 assets and liabilities as of March 31, 2024 and March 31, 2023.

The derivative and warrant liabilities, and fair value option on Restructured notes are Level 3 fair value measurements.

The following is a summary of activity of Level 3 liabilities during the years ended March 31, 2024 and 2023

Warrant liability

	March 31, 2024	March 31, 2023
Warrant liability balance at beginning of year	$355,000	$3,923,000
Change in fair value	(331,000)	(3,568,000)
Balance at end of year	$24,000	$355,000

At March 31, 2024, the fair value of the warrant liability was estimated using a Black Sholes option pricing model with the following weighted-average inputs: the price of the Company’s common stock of $0.011; a risk-free interest rate ranging from 4.40% to 4.59%, and expected volatility of the Company’s common stock ranging from 124.8% to 133.8% and the remaining terms of each warrant issuance.

At March 31, 2023, the fair value of the warrant liability was estimated using a Black Sholes option pricing model with the following weighted-average inputs: the price of the Company’s common stock of $0.05; a risk-free interest rate of 3.81% and expected volatility of the Company’s common stock ranging from 113.6% to 121.0% and the remaining terms of each warrant issuance.

Restructured August and Senior Notes Payable

	March 31, 2024	March 31, 2023
Restructured notes payable fair value at beginning of year	$23,690,000	$-
Fair value of Promissory Notes upon Restructuring Agreement	-	20,847,867
Reclass of accrued interest	907,634	-
Change in fair value	5,162,366	2,842,133
Restructured Notes Payable fair value at end of year	$29,760,000	$23,690,000

On November 4, 2022, when the Company entered into a Restructuring Agreement for an Amended and Restated Secured Promissory Note for two of their outstanding debentures (Note 6 and Note 7), which were accounted for as debt extinguishment, the Company elected to recognize the new debt under ASC 825 fair value option. The fair value for both periods is based on the maturity dates, the interest of 12%, the 15% exit fee, the 2% appreciation fee in for an estimated period, and a 45% and 40% present value factor, respectively as of March 31, 2024 and March 31, 2023. In accordance with ASC 825, the Company chose to present the component for the accrued interest in the same line item on the accompanying consolidated balance sheet with the fair value option, and as of April 1, 2023, reclassed the accrued interest to not be presented as a separate line item.

Financial Instruments

Financial Instruments

The Company’s financial instruments include cash and cash equivalents, receivables, payables, and debt and are accounted for under the provisions of ASC Topic 825, “Financial Instruments”. The carrying amount of these financial instruments, with the exception of discounted debt, as reflected in the consolidated balance sheets approximates fair value.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of the consolidated statements of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents. There were no cash equivalents as of March 31, 2024 and March 31, 2023.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains cash balances at two financial institutions. Accounts at this institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. As of March 31, 2024 and 2023, the Company’s cash balance did not exceed FDIC coverage. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and has determined the credit exposure to be negligible.

Fixed Assets

Fixed Assets

Equipment is carried at historical value or cost and is depreciated using the straight-line method over the estimated useful lives of the related assets. Estimated useful lives are as follows:

Buildings	39 years
Machinery and Equipment	7 - 10 years
Vehicles	10 years
Furniture and Fixtures	3 - 10 years

Maintenance and repairs are charged to expense as incurred. At the time of retirement or other disposition of equipment, the cost and accumulated depreciation will be removed from the accounts and the resulting gain or loss, if any, will be reflected in operations.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

In addition, the Company’s management performs an evaluation of all uncertain income tax positions taken or expected to be taken in the course of preparing the Company’s income tax returns to determine whether the income tax positions meet a “more likely than not” standard of being sustained under examination by the applicable taxing authorities. This evaluation is required to be performed for all open tax years, as defined by the various statutes of limitations, for federal and state purposes.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation to employees and non-employees in accordance with ASC 718. “Stock-based Compensation to Employees” is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite employee service period. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model for common stock options and warrants and the closing price of the Company’s common stock for common share issuances. Once the stock is issued the appropriate expense account is charged.

Intangible Assets

Intangible Assets

The Company has intangible assets, which were acquired in a patent acquisition, and license rights agreements. The Company’s patents represent definite lived intangible assets and will be amortized over the twenty-year duration of the patent, unless at some point the useful life is determined to be less than the protected life of the patent. The Company’s license rights will be amortized on a straight-line basis over the expected term of the agreements of ten years.

The Company periodically evaluates the remaining useful lives of its finite-lived intangible assets to determine whether events and circumstances warrant a revision to the remaining period of amortization. As of March 31, 2024 and 2023, the Company believes the carrying value of the intangible assets are still recoverable, and there is no impairment to be recognized.

Patent Agreement

Patent Agreement

On May 19, 2021, the Company entered into a Patents Purchase Agreement (the “Patents Agreement”) with F&T Water Solutions, LLC (“F&T”). The Company and F&T had previously jointly developed and patented a water treatment technology used or useful in growing aquatic species in re-circulating and enclosed environments (the “Patent”) with each party owning a fifty percent (50%) interest. Upon the closing of the Patents Agreement, the Company purchased F&T’s interest in the Patent, F&T’s 100% interest in a second patent associated with the first Patent issued to F&T in March 2018, and all other intellectual property rights owned by F&T for a purchase price of $2,000,000 in cash and issue 9,900,990 shares of the Company’s common stock with a market value of $0.505 per share for a total fair value of $5,000,000, for a total acquisition price of $7,000,000. Amortization over the next five years is expected to be $390,000 per year, for a total of $1,950,000. Amortization expense was $390,000 and $390,000 for the years ended March 31, 2024 and 2023.

License Agreements

License Agreements

On August 25, 2021, the Company, through its 100% owned subsidiary NAS, entered into an Equipment Rights Agreements with Hydrenesis-Delta Systems, LLC (“Hydrenesis-Delta”) and a Technology Rights Agreement (“Rights”), in a sub-license agreement with Hydrenesis Aquaculture LLC (“Hydrenesis-Aqua”). Both Rights agreements are for a 10-year term, which shall automatically renew for ten-year successive terms. The agreements accord the exclusive rights to purchase or distribute the technology, or buy or rent the equipment, which is the primary business and revenue stream generated from indoor aquaculture farming of any species in the territory, which will be named the NSI Technologies and Equipment (“NSI Technologies”).

The terms of the Agreements set forth that NAS will pay Hydrenesis 12.5% royalty fees. The royalties are calculated per all customer or sub-license revenue generated by NAS, NSI or any affiliate, from the sale or rental of either the Technologies or Hydrenesis Equipment, based on gross revenue less returns, rebates and sales taxes. There are sales milestones for exclusivity, whereby if NAS fails to achieve a sales milestone starting in Year 3, the exclusivity rights in both of the Rights agreements shall revert to non-exclusive rights. To maintain the exclusivity for the subsequent year, the Company may pay the amount of the royalty fees that would have been due if the Sales Milestones had been met in the current year.

The Sales Milestones are:

Year 3	$250,000 Royalty
Year 4	$375,000 Royalty
Year 5	$625,000 Royalty
Year 6	$875,000 Royalty
All subsequent years	$1,000,000 Royalty

For the years ended March 31, 2024 and 2023, the amortization of the Rights was $1,080,000 and $1,080,000, respectively. The amortization is approximately $1,080,000 per year, and approximately $5,400,000 over the next five years.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company will periodically evaluate the carrying value of long-lived assets to be held and used when events and circumstances warrant such a review and at least annually. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair values are reduced for the cost to dispose.

Commitments and Contingencies

Commitments and Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, as such, the Company records revenue when its customers obtain control of the promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. The Company will sell primarily to food service distributors, as well as to wholesalers, retail establishments and seafood distributors.

To determine revenue recognition for the arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps: (1) identify the contract(s) with a customer by receipt of purchase orders and confirmations sent by the Company which includes a required line of credit approval process, (2) identify the performance obligations in the contract which includes shipment of goods to the customer FOB shipping point or destination, (3) determine the transaction price which initiates with the purchase order received from the customer and confirmation sent by the Company and will include discounts and allowances by customer if any, (4) allocate the transaction price to the performance obligations in the contract which is the shipment of the goods to the customer and transaction price determined in step 3 above and (5) recognize revenue when (or as) the entity satisfies a performance obligation which is when the Company transfers control of the goods to the customers by shipment or delivery of the products.

In the future, if the Company has customers with long-term contracts for multiple shipments of live shrimp, the Company will elect the right-to-invoice practical expedient and any variable consideration estimate will be excluded from the transaction price and the revenue will be recognized directly when the goods are delivered.

	Years ended
	March 31, 2024	March 31, 2023

Shrimp sales	$146,301	$238,685
Technology and equipment services	300,000	-
Total revenues	$446,301	$238,685

On May 21, 2023, the Company entered into a six-month agreement with a company for the use of the NSI Technologies. Per the agreement, the customer is to pay a total of $300,000 comprised of an initial payment equal to $150,000 at execution of the contract and then $25,000 per month for the combined total of the Service Fee. As of March 31, 2024, the Company has received the total $300,000, comprised of the initial payment and $100,000 related to the monthly service fees which began September 1, 2023.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, “Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures” which expands annual and interim disclosure requirements for reportable segments. The amendments require enhanced disclosure for certain segment items and required disclosure on how management uses reported measures to assess segment performance. The amendments do not change how segments are determined, aggregated, or how thresholds are applied to determine reportable segments. The updated standard is effective for annual periods beginning in fiscal 2025 and interim periods beginning in the first quarter of fiscal 2026. Early adoption is permitted. The Company is currently evaluating the effect of adopting this ASU.

In December 2023, the FASB issued ASU No. 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” which requires two primary enhancements of 1) disaggregated information on a reporting entity’s effective tax rate reconciliation, and 2) information on cash income taxes paid. Additionally, specific disclosures related to unrecognized tax benefits and indefinite reinvestment assertions were removed. For public business entities, the new requirements will be effective for annual periods beginning after December 15, 2024. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating the effect of adopting this ASU.

In August 2020, the FASB issued ASU 2020-06, “Debt - Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. This ASU (1) simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, Debt: Debt with Conversion and Other Options, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock; (2) revises the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification; and (3) revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. For SEC filers, excluding smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2021 including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. For all other entities, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Entities should adopt the guidance as of the beginning of the fiscal year of adoption and cannot adopt the guidance in an interim reporting period. The Company does not expect that ASU 2020-06 will have a material impact on its consolidated financial statements and related disclosures.

As of March 31, 2024, there were several new accounting pronouncements issued by the FASB. Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s consolidated financial statements.

Management’s Evaluation of Subsequent Events

Management’s Evaluation of Subsequent Events

Management of the Company evaluates events that have occurred after the balance sheet date of March 31, 2024, through the date which the consolidated financial statements were issued. Based upon the review, other than described in Note 14 - Subsequent Events, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements.